OTHER NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-FINANCIAL ASSETS [Abstract]
Schedule of composition of other non-financial assets
	Current assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(a) Advance payments

Aircraft insurance and other	12,331	10,137	-	-	12,331	10,137
Others	11,404	15,375	2,002	2,998	13,406	18,373
Subtotal advance payments	23,735	25,512	2,002	2,998	25,737	28,510

(b) Contract assets (1)

GDS costs	6,439	4,491	-	-	6,439	4,491
Credit card commissions	10,550	6,021	-	-	10,550	6,021
Travel agencies commissions	8,091	4,964	-	-	8,091	4,964
Subtotal advance payments	25,080	15,476	-	-	25,080	15,476

(c) Other assets

Aircraft maintenance reserve (2)	-	8,613	-	-	-	8,613
Sales tax	57,634	102,010	33,212	46,210	90,846	148,220
Other taxes	1,661	4,023	-	-	1,661	4,023
Contributions to the International Aeronautical Telecommunications Society (“SITA”)	258	258	739	739	997	997
Contributions to Universal Air Travel Plan “UATP”	-	-	20	-	20	-
Judicial deposits	-	-	89,459	76,835	89,459	76,835
Subtotal other assets	59,553	114,904	123,430	123,784	182,983	238,688
Total Other Non - Financial Assets	108,368	155,892	125,432	126,782	233,800	282,674

Schedule of movement of contracts assets
			Cumulative
			translation
	Initial balance	Activation	adjustment	Amortization	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2020	56,576	146,778	(14,672)	(173,206)	15,476
From January 1 to December 31, 2021	15,476	67,647	(6,680)	(51,363)	25,080